Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
		December 31,
	Useful life	2021	2020
	(in years)
Production tooling	4	$10,158	$3,925
Lab equipment	4	4,489	1,757
Office equipment	3–7	1,893	1,077
Leasehold improvements	*	395	129
Construction in progress		256	—
Property and equipment, gross		17,191	6,888
Less: Accumulated depreciation		6,101	4,719
Property and equipment, net		$11,090	$2,169

*        Leasehold improvements are amortized over the shorter of the remaining lease term or estimated useful life of the leasehold improvement.